Regulatory Assets and Liabilities - Schedule of Components of Other Regulatory Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other current liabilities
Regulatory Liabilities [Line Items]
Regulatory liabilities	$ (3,000)
State mandated public purpose programs (including low income and conservation programs)
Regulatory Liabilities [Line Items]
Regulatory liabilities	(308)	$ (8,598)
Environmental compliance programs
Regulatory Liabilities [Line Items]
Regulatory liabilities	(527)	0
Regulatory accounts for differences related to pension funding
Regulatory Liabilities [Line Items]
Regulatory liabilities	(2,476)	(3,221)
Other
Regulatory Liabilities [Line Items]
Regulatory liabilities	(1,127)	(819)
Other | Other current liabilities
Regulatory Liabilities [Line Items]
Regulatory liabilities	(1,100)	(810)
Other | Other deferred credits and other long-term liabilities
Regulatory Liabilities [Line Items]
Regulatory liabilities	(9)	(9)
Other regulatory liabilities
Regulatory Liabilities [Line Items]
Regulatory liabilities	$ (4,438)	$ (12,638)